Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) segment	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Online game services CNY	Dec. 31, 2013 Online game services CNY	Dec. 31, 2012 Online game services CNY	Dec. 31, 2014 Advertising services CNY	Dec. 31, 2013 Advertising services CNY	Dec. 31, 2012 Advertising services CNY	Dec. 31, 2014 E-mail, e-commerce and others CNY	Dec. 31, 2013 E-mail, e-commerce and others CNY	Dec. 31, 2012 E-mail, e-commerce and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 2,011,482	12,480,444	9,771,255	8,379,961	9,815,019	8,308,618	7,287,063	1,551,652	1,094,623	850,157	1,113,773	368,014	242,741
Sales tax expense
Sales tax expense	(123,716)	(767,610)	(575,080)	(179,005)	(548,861)	(444,154)	(86,478)	(154,583)	(107,156)	(82,680)	(64,166)	(23,770)	(9,847)
Net revenues:
Net revenues	1,887,766	11,712,834	9,196,175	8,200,956	9,266,158	7,864,464	7,200,585	1,397,069	987,467	767,477	1,049,607	344,244	232,894
Cost of revenues:
Cost of revenues	(525,665)	(3,261,544)	(2,478,516)	(2,578,067)	(2,111,701)	(1,649,803)	(1,872,734)	(528,665)	(461,286)	(474,165)	(621,178)	(367,427)	(231,168)
Gross profit (loss):
Gross profit	$ 1,362,101	8,451,290	6,717,659	5,622,889	7,154,457	6,214,661	5,327,851	868,404	526,181	293,312	428,429	(23,183)	1,726